Supplement dated June 27, 2025
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP® (VP) – American Century Diversified Bond Fund	5/1/2025
Robert Gahagan, Senior Vice President and Senior Portfolio Manager of American Century, has announced his intention to retire effective December 31, 2025 (the Effective Date). On the Effective Date, Mr. Gahagan will no longer serve as Co-Portfolio Manager for the Fund. Effective immediately, the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Gahagan*	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2021
Paul Norris	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2024
Stephen Bartolini, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	June 2025
*
Mr. Gahagan has announced his decision to retire effective December 31, 2025. At that time, Mr. Gahagan will cease to serve as a co-portfolio manager of the Fund.
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Gahagan*	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2021
Paul Norris	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2024
Stephen Bartolini, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	June 2025
*
Mr. Gahagan has announced his decision to retire effective December 31, 2025. At that time, Mr. Gahagan will cease to serve as a co-portfolio manager of the Fund.
Mr. Gahagan joined American Century in 1983. Mr. Gahagan began his investment career in 1983 and earned a B.A. and an M.B.A. from the University of Missouri-Kansas City.
Mr. Tan joined American Century in 2018. Mr. Tan began his investment career in 1994 and earned a B.S. from University of International Business and Economics, Beijing and an M.B.A from Bucknell University.
Mr. Greenblath joined American Century in 2019. Mr. Greenblath began his investment career in 2002 and earned a B.S. from Pennsylvania State University.
Mr. Norris joined American Century in 2023. Prior to joining American Century, Mr. Norris worked at Conning Asset Management from 2017 to 2023. Mr. Norris began his investment career in 1992 and earned a B.S. from Towson University and an M.S. from the University of Maryland.
SUP7028-0003_(06/25)

Mr. Bartolini joined American Century in 2024. Prior to joining American Century, Mr. Bartolini worked at T. Rowe Price Associates, Inc. from 2010 to 2024. Mr. Bartolini began his investment career in 1999 and earned a B.S. from George Washington University and an M.B.A. from the University of Maryland.
The rest of the section remains the same.
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI as it pertains to VP - American Century Diversified Bond Fund is hereby superseded and replaced with the following:

		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2024, unless otherwise noted
VP – American Century Diversified Bond Fund	American Century: Stephen Bartolini(d)	13 RICs 2 other accounts	$17.01 billion $517.56 million		American Century	American Century
	Robert Gahagan	13 RICs 2 other accounts	$15.04 billion $583.00 million	None
	Jason Greenblath	12 RICs	$10.73 billion	None
	Paul Norris	12 RICs 1 other account	$10.00 billion $134.00 million	None
	Charles Tan	12 RICs 5 other accounts	$10.22 billion $1.36 billion	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(d)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2025.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7028-0003_(06/25)